INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2018
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
4.	INVESTMENT IN FINANCE LEASE

At each of December 31, 2018 and 2017, the Company had one investment in finance lease, which was reclassified from an operating lease to a finance lease during the fourth quarter of 2016. As a result of this reclassification, the Company recognized a gain of $2.7 million during the year ended December 31, 2016. The implicit interest rate in this finance lease was 5%. During the years ended December 31, 2018, 2017 and 2016, the Company recognized finance lease revenue totaling $0.7 million, $0.7 million and $2.1 million, respectively.

The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	December 31, 2018	December 31, 2017
Total minimum lease payments receivable	$11,400	$13,200
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,805)	(3,481)
Net Investment in Finance Lease	$12,822	$13,946

During the year ended December 31, 2016, the Company sold its other investment in finance lease and recognized a $4.2 million gain on sale of aircraft.

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2018.

Year ending December 31,	(Dollars in thousands)
2019	$1,800
2020	1,800
2021	1,800
2022	1,800
2023	1,800
Thereafter	2,400
Future minimum rental payments under finance lease	$11,400